Corporate, Administration and Other Expenditure	12 Months Ended
Jun. 30, 2022
Corporate, Administration and Other Expenditure [Abstract]
Disclosure of Corporate, Administration and Other Expenditure	Corporate, administration and other expenditure

	SA Rand
Figures in million	2022	2021	2020
Professional and legal fees	61	52	45
Compliance and assurance costs	62	51	39
Corporate business development (a)	39	221	19
Corporate office expenditure (b)	797	707	486
Other corporate and administration expenses	25	37	22
Total corporate, administration and other expenditure	984	1 068	611

(a)    The decrease in corporate business development in 2022 is largely attributable to integration costs incurred in 2021 of R205 million (2020: R4 million) which were incurred in relation to the acquisition of Mponeng operations and related assets. These expenses were not incurred in the 2022 financial year. Refer to note 14 for further detail.

(b)    The increase in corporate office expenditure in 2021 is mainly due to the increase in remuneration costs and employee incentive payments from a reduced base in the 2020 year following group-wide pay cuts in response to the Covid-19 pandemic.

Disclosure of general and administrative expense [text block]

	SA Rand
Figures in million	2022	2021	2020
Professional and legal fees	61	52	45
Compliance and assurance costs	62	51	39
Corporate business development (a)	39	221	19
Corporate office expenditure (b)	797	707	486
Other corporate and administration expenses	25	37	22
Total corporate, administration and other expenditure	984	1 068	611

(a)    The decrease in corporate business development in 2022 is largely attributable to integration costs incurred in 2021 of R205 million (2020: R4 million) which were incurred in relation to the acquisition of Mponeng operations and related assets. These expenses were not incurred in the 2022 financial year. Refer to note 14 for further detail.

(b)    The increase in corporate office expenditure in 2021 is mainly due to the increase in remuneration costs and employee incentive payments from a reduced base in the 2020 year following group-wide pay cuts in response to the Covid-19 pandemic.